Financial Instruments (Notional Amount of Derivatives) (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Notional Disclosures [Abstract]
Derivative assets	$ 8,859	$ 7,391
Derivative liabilities	(5,282)	(5,681)
Accrued Interest	693	1,014
Cash collateral assets	3,435	1,141
Derivative Net	834	1,583
Securities held as collateral	(388)	(1,277)
Net carrying amount	445	$ 306
Derivative, Notional Amount	$ 211